Risk management - Schedule of changes in impairment losses on debt instruments, Spain real estate business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	€ 193,716	€ 163,853
Financial assets at end of period	243,203	193,716	€ 163,853
Spain | Real estate operations in Spain | Construction and property development
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	2,327	2,625	2,871
Foreclosed assets	(1)	0	(1)
Net variation	(115)	295	230
Written-off assets	(8)	(3)	(15)
Financial assets at end of period	€ 2,433	€ 2,327	€ 2,625